Accounts Payable and Accrued Expenses (Details) $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
Accounts Payable and Accrued Expenses [Abstract]
Severance cost	$ 0.8
Severance expenses	0.4
Accounts payable and accrued expenses	0.1
Accrued for other liabilities	$ 0.3